Income Taxes (Schedule Of Income Tax Expense (Benefit) Computed By Applying The U.S. Federal Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Tax at statutory U.S. federal rate			$ 47,071	$ 50,152	$ 60,748
U.S. valuation allowance, net			(1,800)	(45,989)	(42,393)
State taxes, net of federal tax benefit			593	474	337
U.S. tax return adjustments to estimated taxes			(1,612)	(455)	3,311
Non-controlling interest gain			0	0	(3,345)
Nondeductible expenses acquisition costs			0	0	5,324
Establishment (resolution) of uncertain tax positions			(8,118)	1,507	(1,151)
U.S. tax impact of foreign earnings, net of foreign tax credits			(15,553)	(14,450)	(19,107)
Non-U.S. tax exemptions, holidays and credits			(4,259)	(2,535)	(4,781)
Other			524	1,403	(38)
Total income tax expense (benefit)	$ 2,040	$ 5,220	$ 16,846	$ (9,893)	$ (1,095)